Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1,260	€ 1,125	€ 895
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	490	657	489
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	606	347	304
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	142	116	77
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	22	5	25
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	889	694	623
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	295	314	302
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	457	268	242
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	124	110	71
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	13	2	8
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	371	431	272
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	195	343	187
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	149	79	62
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	18	6	6
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 9	€ 3	€ 17